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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

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Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002039388

Lugo Funding DAC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Steven Glynn (212) 957-2562

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosure required by Rule 15Ga-2 (17 CFR 140.15Ga-2) for any third party due diligence report obtained by the Issuer is attached as an Exhibit to this Form ABS-15G.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Continental Structured Ventures, Ltd.		(Securitizer, Depositor or Underwriter)
Date	October 22, 2024
/s/ Kurt Locher, Authorized Officer		(Signature)*

*Print name and title of the signing officer under his signature.

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Exhibit Index

Exhibit 99.1: Independent Accountants’ Agreed-Upon Procedures Report, dated October 22, 2024 of Deloitte LLP.

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